Newfound Funds

Each a series of Northern Lights Fund Trust III

Newfound Risk Managed Global Sectors Fund

Class A Shares NFGAX

Class I Shares NFGIX

Newfound Multi-Asset Income Fund

Class A Shares NFMAX

Class C Shares NFMCX

Class I Shares NFMIX

Newfound Risk Managed U.S. Sectors Fund

Class A Shares NFDAX

Class I Shares NFDIX

Supplement dated March 7, 2019
to the Prospectus dated August 1, 2018, as revised August 31, 2018

Effective as of the close of business on April 1, 2019, sales and operations of Class C shares of the Newfound Multi-Asset Income Fund will be suspended. Class C shares will be converted into Class A shares. Accordingly, the Newfound Multi-Asset Income Fund (“Multi-Asset Fund”) will no longer accept purchase orders from any investor for Class C shares. The Newfound Multi-Asset Income Fund may recommence offering and operation of Class C shares in the future.

Class A shares of the Multi-Asset Fund have the same share class expense structure as Class C do with the exception that: (1) Class A shares charge a 0.25% Rule 12b-1 Distribution and Services fee; and (2) Class A Shares charge a front-end sales load of 5.75% of the amount invested. Please refer to the Fund’s Prospectus for general information regarding Class A shares.

Accordingly, all references to the Multi-Asset Fund’s Class C shares in the Prospectus will be removed.

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Effective April 1, 2019, Newfound Research, LLC (the “Adviser”), has agreed to reduce the advisory fee for the Newfound Risk Managed Global Sectors Fund from 1.15% to 0.79% and the Newfound Risk Managed U.S. Sectors Fund from 0.95% to 0.79%. Accordingly, the following sections of the Prospectus are revised as follows:

The following replaces the “Fees and Expenses of the Fund” portion of the “Newfound Risk Managed Global Sectors Fund – Fund Summary” section on page 1 of the Prospectus:

Fees and Expenses of the Fund: This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund. More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 24 of the Fund’s Prospectus.

Shareholder Fees (fees paid directly from your investment)	Class A	Class I
Maximum Sales Charge (Load) Imposed on purchases (as a percentage of offering price)	5.75%	None
Maximum Deferred Sales Charge (Load) (as a percentage of purchase price)	None	None
Redemption Fee (as a % of amount redeemed if held less than 30 days)	1.00%	1.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees (1)	0.79%	0.79%
Distribution and Service (12b-1) Fees	0.25%	None
Other Expenses (1)	0.59%	0.59%
Acquired Fund Fees and Expenses (2)	0.47%	0.47%
Total Annual Fund Operating Expenses	2.10%	1.85%
(1)	Expense Information has been restated to reflect current fees.
(2)	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, including exchange traded funds. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The numbers reflected herein include the expense caps through the expiration date of the current expense limitation agreement, July 31, 2020, and not thereafter.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Class	1 Year	3 Years	5 Year	10 Years
A	$776	$1,195	$1,639	$2,867
I	$188	$582	$1,001	$2,170

The following replaces the “Fees and Expenses of the Fund” portion of the “Newfound Risk Managed U.S. Sectors Fund – Fund Summary” section on page 10 of the Prospectus:

Fees and Expenses of the Fund: This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund. More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 24 of the Fund’s Prospectus.

Shareholder Fees (fees paid directly from your investment)	Class A	Class I
Maximum Sales Charge (Load) Imposed on purchases (as a percentage of offering price)	5.75%	None
Maximum Deferred Sales Charge (Load)	None	None
Redemption Fee (as a % of amount redeemed if held less than 30 days)	1.00%	1.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees (1)	0.79%	0.79%
Distribution and Service (12b-1) Fees	0.25%	None
Other Expenses (1)	0.59%	0.59%
Acquired Fund Fees and Expenses (2)	0.11%	0.11%
Total Annual Fund Operating Expenses	1.74%	1.49%
Fee Waiver and Expense Reimbursement (3)	(0.13)%	(0.13)%
Total Annual Fund Operating Expenses After Fee Waiver	1.61%	1.36%
(1)	Expense Information has been restated to reflect current fees.
(2)	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, including exchange traded funds.
(3)	The Fund's adviser, Newfound Research LLC (“the Adviser”), has contractually agreed to waive its fees and reimburse expenses of the Fund, at least until July 31, 2020, to the extent necessary to ensure that Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement (excluding (i) any front end or contingent deferred loads; (ii) brokerage fees and commissions; (iii) acquired fund fees and expenses; (iv) borrowing costs (such as interest and dividend expense on securities sold short); (v) taxes; and (vi) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, and contractual indemnification of Fund service providers (other than the Adviser))) will not exceed 1.50%,and 1.25% of average daily net assets attributable to Class A and Class I shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within three years after the fees have been waived or reimbursed, if such recoupment can be achieved within the foregoing expense limits or within the expense limits in place at the time of recoupment, whichever is lower. This agreement may be terminated only by the Board of Trustees, on 60 days’ written notice to the Adviser.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The numbers reflected herein include the expense caps through the expiration date of the current expense limitation agreement, July 31, 2020, and not thereafter.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Class	1 Year	3 Years	5 Year	10 Years
A	$729	$1,067	$1,441	$2,488
I	$138	$445	$788	$1,757

The following replaces the second table under the “Management” section on page 22 of the prospectus:

Fund	Advisory Fee
Newfound Risk Managed Global Sectors Fund	0.79%
Newfound Multi-Asset Income Fund	0.69%
Newfound Risk Managed U.S. Sectors Fund	0.79%

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Effective February 3, 2019, D. Justin Sibears no longer serves as Portfolio manager to the Funds. References in the Funds’ Prospectus to Mr. Sibears should be disregarded. Accordingly, certain sections of the Prospectus are revised as follows:

The following information replaces the sections titled “Portfolio Managers” on pages 5 and 9 of the Prospectus:

Portfolio Managers: Corey Hoffstein, co-founder and CIO of the Adviser, has served the Fund as a portfolio manager since it commenced operations in 2014. Nathan Faber, Vice President of the Adviser, has served the Fund as a portfolio manager since February 2019.

The following information replaces the section titled “Portfolio Managers” on page 14 of the Prospectus:

Portfolio Managers: Corey Hoffstein, co-founder and CIO of the Adviser, has served the Fund as a portfolio manager since it commenced operations in 2015. Nathan Faber, Vice President of the Adviser, has served the Fund as a portfolio manager since February 2019.

The following information replaces the first paragraph of the section titled “Portfolio Managers” on page 22 of the Prospectus:

Portfolio Managers: Each Fund is managed on a day to day basis by Corey Hoffstein and Nathan Faber. The SAI provides additional information about each portfolio manager’s compensation, other accounts managed by the portfolio managers, and each portfolio manager’s ownership in each Fund.

The following information is added to the section titled “Portfolio Managers” on page 22 of the Prospectus:

Nathan Faber is a Vice President of Investment Strategies and portfolio manager at the Adviser. He is responsible for portfolio management and the ongoing research and development of new investment models and strategies. His award-winning research on investment management has been quoted by numerous publications. Prior to joining the team at Newfound in May 2013, he was a chemical engineer at URS (Dec 2008 – May 2013). Mr. Faber holds a Master of Science in Computational Finance from Carnegie Mellon University and graduated summa cum laude from Case Western Reserve University with a Bachelor of Science in Chemical Engineering and a minor in Mathematics.

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You should read this Supplement in conjunction with the Funds’ Prospectus and Statement of Additional Information, dated August 1, 2018, as revised August 31, 2018, which provide information that you should know about the Funds before investing. These documents are available upon request and without charge by calling the Funds toll-free at 1-855-394-9777.

Please retain this Supplement for future reference.